Interim Condensed Consolidated Statement of Financial Position $ in Thousands	Mar. 31, 2022 USD ($)
Non-current assets
Property and equipment	$ 1,371
Intangible assets	17,144
Investments in equity accounted associates	26,806
Goodwill	48,714
Long-term deferred platform commission fees	113,902
Right-of-use assets	2,698
Deferred tax asset	55
Other non-current assets	11,727
Loans receivable - non-current	9,987
Total non-current assets	232,404
Current assets
Indemnification asset	3,267
Trade and other receivables	48,625
Loans receivable	162
Cash and cash equivalents	83,704
Prepaid tax	3,553
Total current assets	139,311
Total assets	371,715
Equity
Other reserves	165,095
Accumulated deficit	(304,068)
Equity attributable to equity holders of the Company	(138,973)
Non-controlling interest	26
Total equity	(138,947)
Non-current liabilities
Lease liabilities - non-current	877
Long-term deferred revenue	120,568
Share warrant obligations	14,620
Put option liabilities	14,141
Other non-current liabilities	17,568
Total non-current liabilities	167,774
Current liabilities
Lease liabilities - current	1,544
Trade and other payables	33,356
Provisions for non-income tax risks	1,381
Tax liability	3,194
Deferred revenue	303,413
Total current liabilities	342,888
Total liabilities	510,662
Total liabilities and shareholders' equity	$ 371,715